Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Related and Nonrelated Party Status [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Accounts receivable, related parties		$ 146,087	$ 57,609
Prepayments and other current assets, related parties		$ 1,102,861	$ 1,813,904
Other Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Deposit paid, related parties	$ 697,871	$ 758,445	$ 1,596,075
Accounts Payable, Related and Nonrelated Party Status [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Accounts payable, related parties		$ 80,426	$ 17,789
Other Liability, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	15,655,038	15,655,038	15,655,038
Common stock, shares outstanding	15,655,038	15,655,038	15,655,038
Accounts receivable	$ 5,369,852	$ 4,797,564	$ 2,662,168
Prepayments and other current assets, net	1,823,231	1,758,917	2,176,713
Accounts payable	716,443	688,822	$ 239,492
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable	122,741	146,087
Prepayments and other current assets, net	1,282,273	1,102,861
Accounts payable	$ 99,454	$ 80,426